Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) (Not designated as hedging instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 2,533	$ 833
Derivatives in Liability Positions Fair value	(14,518)	(12,911)
Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	2,533	833
Derivatives in Liability Positions Fair value	$ (14,518)	$ (12,911)